Other Operating Expenses - Summary of auditors remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Audit services	$ 352	$ 235	$ 468
Audit-related services	22	8	8
Tax services	7		8
Other services	24	12	5
Auditor's remuneration	$ 405	$ 255	$ 489